Consolidated statements of changes in equity $ in Millions	USD ($) shares	Stock options USD ($) shares	Restricted share units USD ($) shares	Series C Shares USD ($)	Public Shares USD ($)	Equity attributable to owners of parent [member] USD ($)	Issued capital USD ($) shares	Issued capital Restricted share units USD ($) shares	Issued capital Series C Shares USD ($) shares	Issued capital Public Shares USD ($) shares	Additional paid-in capital [member] USD ($)	Additional paid-in capital [member] Stock options USD ($)	Additional paid-in capital [member] Restricted share units USD ($)	Retained earnings [member] USD ($)	Accumulated other comprehensive income [member] USD ($)	Equity attributable to owners of parent [member] USD ($)	Equity attributable to owners of parent [member] Stock options USD ($)	Equity attributable to owners of parent [member] Restricted share units USD ($)	Non-controlling interests [member] USD ($)
Shareholders' equity, beginning balance (in shares) at Oct. 31, 2019 | shares							76,500,000
Shareholders' equity, beginning balance at Oct. 31, 2019	$ 3.4						$ 8.5				$ 0.1			$ (5.1)	$ (0.1)	$ 3.4			$ 0.0
Changes in equity [abstract]
Stock option expense	0.2											$ 0.2				0.2
Share issuance (in shares) | shares							6,400,000
Share issuance	6.5						$ 6.5									6.5
Shares issued for non-cash costs (in shares) | shares							0
Issuance of shares for non-cash costs	0.5						$ 0.0				0.5					0.5
Conversion of convertible debt (in shares) | shares							500,000
Conversion of convertible debt	0.5						$ 0.5									0.5
Net loss and comprehensive loss	(9.6)													(9.4)	(0.2)	(9.6)
Shareholders' equity, ending balance (in shares) at Oct. 31, 2020 | shares							83,400,000
Shareholders' equity, ending balance at Oct. 31, 2020	1.5						$ 15.5				0.8			(14.5)	(0.3)	1.5			0.0
Changes in equity [abstract]
Stock option expense		$ 2.7										$ 2.7					$ 2.7
Share issuance (in shares) | shares									11,200,000	65,700,000
Share issuance				$ 21.6	$ 629.7	$ 629.7			$ 21.6	$ 629.7						21.6
Shares issued for non-cash costs (in shares) | shares							500,000
Issuance of shares for non-cash costs	$ 0.0						$ 0.5				(0.5)
Exercise of stock options (in shares) | shares	2,172,820	1,148,570					2,100,000
Exercise of stock options	$ 0.2						$ 0.9				(0.7)					0.2
Settlement of RSUs (in shares) | shares			392,276					400,000
Settlement of RSUs			$ 3.9					$ 3.9
Restricted share units settled																		$ 3.9
RSUs expense (in shares) | shares								0
RSUs expense			$ 0.7					$ 0.0					$ 0.7					0.7
Net loss and comprehensive loss	(226.6)													(226.6)		(226.6)
Shareholders' equity, ending balance (in shares) at Oct. 31, 2021 | shares							163,300,000
Shareholders' equity, ending balance at Oct. 31, 2021	433.7						$ 672.1				3.0			(241.1)	(0.3)	433.7			0.0
Changes in equity [abstract]
Stock option expense	6.6										6.6					6.6
Share issuance (in shares) | shares							5,300,000
Share issuance	$ 49.7						$ 49.7									49.7
Exercise of stock options (in shares) | shares	1,547,113	1,547,113					1,400,000
Exercise of stock options	$ 0.0						$ 0.4				(0.4)
Exercise of warrants (in shares) | shares							5,700,000
Exercise of warrants	46.0						$ 46.0				0.0					46.0
Settlement of RSUs (in shares) | shares			317,619					300,000
Settlement of RSUs								$ 3.6					(3.6)
Restricted share units settled																		0.0
RSUs expense (in shares) | shares								0
RSUs expense			$ 11.5					$ 0.0					$ 11.5					$ 11.5
Non-controlling interest in subsidiary	0.3																		0.3
Net loss and comprehensive loss	(53.7)													(53.6)	0.0	(53.6)			(0.1)
Shareholders' equity, ending balance (in shares) at Oct. 31, 2022 | shares							176,000,000.0
Shareholders' equity, ending balance at Oct. 31, 2022	$ 494.1						$ 771.8				$ 17.1			$ (294.7)	$ (0.3)	$ 493.9			$ 0.2